CONSOLIDATED STATEMENTS OF EARNINGS, COMPREHENSIVE INCOME and RETAINED EARNINGS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
CONSOLIDATED STATEMENTS OF EARNINGS, COMPREHENSIVE INCOME and RETAINED EARNINGS
Sales	$ 7,178		$ 5,842		$ 4,396
Cost of sales	5,609	[1]	4,383	[1]	3,420	[1]
Gross profit	1,569	[1]	1,459	[1]	976	[1]
Selling, general and administrative expenses	481	[1]	434	[1]	379	[1]
Research and development expenses	159	[1]	152	[1]	125	[1]
Asset impairments and restructuring charges (gains), net	(8)		29		196
Operating earnings	937		844		276
Net interest expense	76		99		78
Early debt extinguishment costs	0		115		0
Other charges (income), net	(19)		12		13
Earnings from continuing operations before income taxes	880		618		185
Provision for income taxes from continuing operations	274		202		74
Earnings from continuing operations	606		416		111
Earnings (loss) from discontinued operations, net of tax	9		9		(22)
Gain from disposal of discontinued operations, net of tax	31		0		0
Net earnings	646		425		89
Basic earnings per share
Earnings from continuing operations	$ 4.34		$ 2.88		$ 0.77
Earnings (loss) from discontinued operations	$ 0.29		$ 0.07		$ (0.16)
Basic earnings per share	$ 4.63		$ 2.95		$ 0.61
Diluted earnings per share
Earnings from continuing operations	$ 4.24		$ 2.81		$ 0.76
Earnings (loss) from discontinued operations - Diluted (in dollars per share)	$ 0.28		$ 0.07		$ (0.15)
Diluted earnings per share	$ 4.52		$ 2.88		$ 0.61
Comprehensive Income
Net earnings	646		425		89
Other comprehensive income (loss), net of tax
Change in cumulative translation adjustment	(15)		2		17
Defined benefit pension and other postretirement benefit plans:
Amortization of prior service credits included in net periodic costs	(21)		(26)		(27)
Derivatives and hedging:
Unrealized gain (loss) during period	(20)		18		18
Reclassification adjustment for gains included in net income	0		(28)		(11)
Total other comprehensive income (loss), net of tax	(56)		(34)		(3)
Comprehensive income	590		391		86
Retained Earnings
Retained earnings at beginning of period	2,253		1,957		1,996
Net earnings	646		425		89
Cash dividends declared	(139)	[2]	(129)	[2]	(128)	[2]
Retained earnings at end of period	$ 2,760		$ 2,253		$ 1,957

[1]	Includes MTM adjustment for pension and OPEB plans actuarial net losses of $91 million
[2]	Includes cash dividends paid and dividends declared, but unpaid.